UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09081
Morgan Stanley International Fund
(Exact name of registrant as specified in charter)
1221 Avenue of the Americas, New York, New York 10020
(Address of principal executive offices)		(Zip code)
Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	October 31, 2005

Date of reporting period:	January 31, 2005

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley International Fund

Portfolio of Investments January 31, 2005 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (91.9%)
	Australia ‡ (3.3%)
	Aluminum
66,059	Alumina Ltd.	$313,312

	Beverages: Alcoholic
61,573	Foster’s Group Ltd.	248,306
21,483	Southcorp Ltd.*	73,483
		321,789

	Beverages: Non-Alcoholic
15,483	Coca-Cola Amatil Ltd.	94,024

	Biotechnology
2,905	CSL Ltd.	69,696

	Building Products
52,200	CSR Ltd.	101,485

	Casino/Gaming
12,237	TABCORP Holdings Ltd.	167,779

	Chemicals: Major Diversified
15,386	Orica Ltd.	228,968

	Construction Materials
33,414	Boral Ltd.	186,418
26,134	James Hardie Industries NV	139,833
53,839	Rinker Group Ltd.	467,530
		793,781

	Containers/Packaging
50,014	Amcor Ltd.	275,099

	Engineering & Construction
7,273	Leighton Holdings Ltd.	68,415

	Financial Conglomerates
40,111	AMP Ltd.	237,296
6,303	Macquarie Bank Ltd.	238,536
16,632	Suncorp-Metway Ltd.	240,253
		716,085

	Food Retail
32,398	Coles Myer Ltd.	232,935
29,811	Woolworths Ltd.	336,928
		569,863

	Gas Distributors
14,025	Australian Gas Light Co. Ltd.	149,255
9,450	Origin Energy Ltd.	50,969
		200,224

	Hospital/Nursing Management
27,157	Mayne Group Ltd.	96,559

	Industrial Conglomerates
5,618	Ansell Ltd.	39,905
11,333	Wesfarmers Ltd.	345,600
		385,505

	Investment Trusts/Mutual Funds
57,659	Macquarie Infrastructure Group (Stapled Securities)**	169,998

	Major Banks
43,611	Australia and New Zealand Banking Group Ltd.	695,868
36,037	Commonwealth Bank of Australia	935,639
46,817	National Australia Bank Ltd.	1,075,008
50,964	Westpac Banking Corp.	757,975
		3,464,490

	Major Telecommunications
65,106	Telstra Corp., Ltd.	249,575

	Medical/Nursing Services
4,137	Sonic Healthcare Ltd.	35,650

	Miscellaneous Commercial Services
29,859	Brambles Industries Ltd.	169,542

	Multi-Line Insurance
51,260	Insurance Australia Group Ltd.	258,268

	Oil & Gas Production
18,851	Santos Ltd.	136,221
14,379	Woodside Petroleum Ltd.	231,141
		367,362

	Other Metals/Minerals
214,158	BHP Billiton Ltd.	2,724,932
17,740	Rio Tinto Ltd.	589,447
65,935	WMC Resources Ltd.	365,425
		3,679,804

	Other Transportation
28,101	Patrick Corp., Ltd.	134,157
17,097	Transurban Group	109,137
		243,294

	Precious Metals
18,717	Newcrest Mining Ltd.	247,192

	Property - Casualty Insurers
20,121	QBE Insurance Group Ltd.	237,836

	Publishing: Newspapers
30,261	John Fairfax Holdings Ltd.	103,291

	Pulp & Paper
25,414	PaperlinX Ltd.	89,350

	Real Estate Development
12,506	Lend Lease Corp., Ltd.	132,311
32,906	Westfield Group (Stapled Securities)* **	433,989
		566,300
	Real Estate Investment Trusts
22,659	Centro Properties Group (Stapled Securities)**	93,760
50,293	CFS Gandel Retail Trust (Units)+	62,341
59,716	General Property Trust (Units)+	178,968
38,688	Investa Property Group (Stapled Securities)**	64,387
24,387	Mirvac Group (Stapled Securities)**	88,971
37,692	Stockland (Stapled Securities)**	171,379
		659,806

	Steel
41,723	Blue Scope Steel Ltd.	299,434
31,613	OneSteel Ltd.	67,890
		367,324

	Total Australia	15,311,666

	Austria ‡ (0.8%)
	Building Products
6,115	Wienerberger AG	281,875

	Construction Materials
1,538	RHI AG*	45,500

	Electric Utilities
876	Oesterreichische Elektrizitaetswirtschafts AG (Verbund) (A Shares)	190,583

	Major Banks
5,752	Bank Austria Creditanstalt	499,491
18,408	Erste Bank der Oesterreichischen Sparkassen AG	909,293
		1,408,784

	Major Telecommunications
31,013	Telekom Austria AG	582,697

	Oil Refining/Marketing
1,983	OMV AG	617,644

	Other Transportation
1,083	Flughafen Wien AG	77,911

	Real Estate Development
32,785	Immofinanz Immobilien Anlagen AG*	303,137

	Steel
204	Boehler-Uddeholm AG	26,419
681	Voestalpine AG	51,543
		77,962

	Total Austria	3,586,093

	Belgium ‡ (1.0%)
	Chemicals: Specialty
3,487	Solvay S.A. (A Shares)	373,708

	Electric Utilities
1,216	Electrabel S.A.	535,160

	Electronic Equipment/Instruments
11,838	Agfa Gevaert NV	402,071

	Financial Conglomerates
67,652	Fortis	1,825,725

	Major Banks
41,052	Dexia	915,837
5,663	KBC Bankverzekeringsholding	437,256
		1,353,093

	Major Telecommunications
2,051	Belgacom*	84,689

	Metal Fabrications
401	Bekaert NV	31,889

	Other Metals/Minerals
336	Umicore	29,948

	Pharmaceuticals: Other
3,616	UCB S.A.	176,652

	Total Belgium	4,812,935

	Brazil (0.1%)
	Regional Banks
5,300	Unibanco-Uniao de Bancos Brasileiros S.A. (GDR) (Units)+	163,187

	Steel
7,000	Companhia Siderurgica Nacional S.A.	140,547

	Tobacco
6,000	Souza Cruz S.A.	70,442

	Total Brazil	374,176

	China ‡ (0.9%)
	Air Freight/Couriers
179,000	Sinotrans Limited	58,517

	Airlines
118,000	China Southern Airlines Co., Ltd.*	43,114

	Aluminum
330,000	Aluminum Corp. of China Ltd.	182,134

	Chemicals: Specialty
234,000	Sinopec Shanghai Petrochemical Co. Ltd.	85,398

	Contract Drilling
154,000	China Oilfield Services Ltd.	51,331

	Electric Utilities
144,000	Huadian Power International Corp., Ltd.	42,504
306,000	Huaneng Power International, Inc.	213,799
		256,303

	Electrical Products
15,000	BYD Company Ltd.	45,714

	Integrated Oil
1,678,000	China Petroleum & Chemical Corp.	673,071
1,758,000	PetroChina Co., Ltd.	984,934
		1,658,005

	Life/Health Insurance
744,000	China Life Insurance Co., Ltd.*	495,744

	Major Telecommunications
1,388,000	China Telecom Corp. Ltd.	517,999

	Marine Shipping
130,000	China Shipping Development Co., Ltd.	109,996

	Multi-Line Insurance
262,500	Ping An Insurance (Group) Co. of China Ltd.*	437,045

	Other Metals/Minerals
116,000	Jiangxi Copper Co., Ltd.	62,254

	Other Transportation
134,000	Beijing Capital International Airport Co., Ltd.	57,120
122,000	Jiangsu Expressway Co., Ltd.	54,350
		111,470

	Steel
90,000	Angang New Steel Co., Ltd.	49,102
174,000	Maanshan Iron & Steel Co., Ltd.	63,156
		112,258

	Textiles
34,500	Weiqiao Textile Co., Ltd.	52,465

	Total China	4,279,747

	Denmark ‡ (0.4%)
	Biotechnology
1,350	Novozymes A/S (B Shares)	64,540

	Electrical Products
2,400	Vestas Wind Systems A/S*	28,808

	Major Banks
36,544	Danske Bank A/S	1,067,014

	Major Telecommunications
1,900	TDC A/S	78,812

	Miscellaneous Commercial Services
1,100	ISS A/S	62,782

	Pharmaceuticals: Major
10,550	Novo Nordisk A/S (Series B)	562,759

	Telecommunication Equipment
15,500	GN Store Nord A/S	167,082

	Total Denmark	2,031,797

	Finland ‡ (1.3%)
	Building Products
2,356	Uponor Oyj	43,272

	Engineering & Construction
3,675	Kone Oyj (B Shares)	285,532

	Food Retail
16,110	Kesko Oyj (B Shares)	413,991

	Industrial Machinery
17,131	Metso Oyj	259,467

	Information Technology Services
8,260	TietoEnator Oyj	241,809

	Multi-Line Insurance
18,410	Sampo Oyj (A Shares)	243,564

	Oil Refining/Marketing
21,853	Fortum Oyj	390,151

	Other Metals/Minerals
10,878	Outokumpu Oyj	192,588

	Pulp & Paper
39,857	Stora Enso Oyj (Registered Shares)	573,919
30,171	UPM-Kymmene Oyj	637,968
		1,211,887

	Telecommunication Equipment
182,408	Nokia Oyj	2,787,257

	Trucks/Construction/Farm Machinery
4,945	Wartsila Oyj (B Shares)	112,100

	Total Finland	6,181,618

	France ‡ (7.8%)
	Advertising/Marketing Services
5,525	Publicis Groupe	173,974

	Aerospace & Defense
5,119	Thales S.A.	233,416
715	Zodiac S.A.	32,387
		265,803

	Apparel/Footwear
11,108	LVMH Moet Hennessy Louis Vuitton S.A.	769,617

	Auto Parts: O.E.M.
4,022	Valeo S.A.	163,708

	Automotive Aftermarket
7,399	Compagnie Generale des Etablissements Michelin (B Shares)	478,658

	Broadcasting
6,704	Societe Television Francaise 1	218,106

	Building Products
22,618	Compagnie de Saint-Gobain	1,399,140

	Chemicals: Specialty
7,077	L’Air Liquide S.A.	1,216,883

	Construction Materials
3,124	Imerys S.A.	260,805
9,635	Lafarge S.A.	993,754
		1,254,559

	Data Processing Services
757	Atos Origin S.A.*	48,564

	Electric Utilities
36,915	Suez S.A.	993,208

	Electrical Products
4,176	Alstom*	3,863
9,987	Schneider Electric S.A.	762,804
		766,667

	Electronics/Appliances
15,729	Thomson	399,199

	Engineering & Construction
21,786	Bouygues S.A.	853,205
4,370	Vinci S.A.	626,375
		1,479,580

	Food Distributors
6,222	Sodexho Alliance S.A.	185,926

	Food Retail
18,709	Carrefour S.A.	962,876
2,465	Casino Guichard Perrachon	200,689
		1,163,565

	Food: Major Diversified
8,092	Groupe Danone	754,250

	Hotels/Resorts/Cruiselines
11,064	Accor S.A. Ltd.	484,045

	Information Technology Services
6,087	Cap Gemini S.A.*	196,505

	Integrated Oil
29,981	Total S.A.	6,435,354

	Internet Software/Services
2,289	Business Objects S.A.*	55,890

	Life/Health Insurance
4,001	CNP Assurances	285,746

	Major Banks
48,423	BNP Paribas S.A.	3,494,709
19,003	Societe Generale	1,892,976
		5,387,685

	Major Telecommunications
66,280	France Telecom S.A.	2,080,543

	Media Conglomerates
52,516	Vivendi Universal S.A.*	1,656,916

	Medical Specialties
1,745	Essilor International S.A.	123,924

	Motor Vehicles
5,876	PSA Peugeot Citroen	365,658
6,373	Renault S.A.	520,960
		886,618

	Multi-Line Insurance
80,387	Axa	1,951,046

	Oilfield Services/Equipment
270	Technip S.A.	45,312

	Other Consumer Specialties
3,632	Societe BIC S.A.	198,722

	Packaged Software
2,132	Dassault Systemes S.A.	99,053

	Pharmaceuticals: Major
37,625	Sanofi-Aventis	2,802,755

	Publishing: Books/Magazines
7,187	Lagardere S.C.A.	541,336

	Regional Banks
20,076	Credit Agricole S.A.	598,188

	Telecommunication Equipment
48,348	Alcatel*	693,509
4,090	Sagem S.A.	82,350
		775,859

	Water Utilities
7,990	Veolia Environnement	285,809

	Total France	36,622,713

	Germany ‡ (5.7%)
	Air Freight/Couriers
24,210	Deutsche Post AG (Registered Shares)	563,956

	Airlines
9,924	Deutsche Lufthansa AG (Registered Shares)*	138,679

	Apparel/Footwear
713	Adidas-Salomon AG	106,792
352	Puma AG	86,653
		193,445

	Auto Parts: O.E.M.
5,689	Continental AG	394,920

	Chemicals: Major Diversified
25,066	BASF AG	1,711,710
30,817	Bayer AG	1,006,033
3,082	Lanxess*	59,571
		2,777,314

	Chemicals: Specialty
5,258	Linde AG	333,629

	Construction Materials
1,705	HeidelbergCement AG	114,665

	Department Stores
3,143	KarstadtQuelle AG	29,620
5,916	Metro AG	309,069
		338,689

	Electric Utilities
28,538	E. ON AG	2,555,896
16,993	RWE AG	979,379
		3,535,275

	Electronic Components
2,245	Epcos AG*	28,261

	Financial Conglomerates
8,394	Hypo Real Estate Holding AG*	332,339

	Household/Personal Care
1,721	Beiersdorf AG	194,402

	Industrial Conglomerates
5,153	MAN AG	212,877
42,138	Siemens AG (Registered Shares)	3,342,223
8,170	ThyssenKrupp AG	174,488
		3,729,588

	Investment Banks/Brokers
9,677	Deutsche Boerse AG	601,588

	Major Banks
36,991	Bayerische Hypo - und Vereinsbank AG*	813,403
44,366	Commerzbank AG*	943,734
30,657	Deutsche Bank AG (Registered Shares)	2,608,065
		4,365,202

	Major Telecommunications
139,131	Deutsche Telekom AG (Registered Shares)*	3,006,534

	Medical Distributors
1,657	Celesio AG	128,501

	Medical/Nursing Services
2,949	Fresenius Medical Care AG	238,675

	Motor Vehicles
29,495	DaimlerChrysler AG (Registered Shares)	1,340,821
7,760	Volkswagen AG	372,242
		1,713,063

	Multi-Line Insurance
13,116	Allianz AG (Registered Shares)	1,555,609
2,189	Muenchener Rueckver AG (Registered Shares)	250,328
		1,805,937

	Other Consumer Services
5,732	TUI AG	133,638

	Packaged Software
8,217	SAP AG	1,277,028

	Pharmaceuticals: Major
2,302	Merck KGaA	152,691
6,839	Schering AG	462,572
		615,263

	Pharmaceuticals: Other
2,901	Altana AG	169,804

	Semiconductors
13,778	Infineon Technologies AG*	127,686

	Specialty Stores
2,321	Douglas Holding AG	82,257

	Total Germany	26,940,338

	Greece ‡ (0.2%)
	Construction Materials
2,600	Titan Cement Co.	83,786

	Major Banks
14,881	National Bank of Greece S.A.	500,980

	Regional Banks
9,840	Alpha Bank A.E.	332,032
6,896	EFG Eurobank Ergasias	222,311
		554,343

	Total Greece	1,139,109

	Hong Kong ‡ (2.0%)
	Airlines
66,000	Cathay Pacific Airways Ltd.	118,457

	Apparel/Footwear
30,500	Yue Yuen Industrial (Holdings) Ltd.	79,592

	Apparel/Footwear Retail
56,500	Esprit Holdings Ltd.	327,014

	Broadcasting
10,000	Television Broadcasts Ltd.	47,469

	Coal
122,000	Yanzhou Coal Mining Co., Ltd.	174,510

	Construction Materials
36,000	Cheung Kong Infrastructure Holdings Ltd.	107,929

	Electric Utilities
114,300	CLP Holdings Ltd.	649,392
144,000	Datang International Power Generation Co., Ltd.	102,569
89,000	Hong Kong Electric Holdings Ltd.	397,062
		1,149,023

	Electronic Production Equipment
3,000	ASM Pacific Technology Ltd.	11,281

	Engineering & Construction
21,000	Hopewell Holdings Ltd.	53,087
88,675	New World Development Co., Ltd.	86,584
		139,671

	Financial Conglomerates
80,000	Wharf (Holdings) Ltd. (The)	258,452

	Gas Distributors
250,483	Hong Kong & China Gas Co., Ltd.	520,470

	Hotels/Resorts/Cruiselines
74,642	Shangri-La Asia Ltd.	101,433

	Industrial Conglomerates
141,900	Hutchison Whampoa Ltd.	1,293,272
61,000	Swire Pacific Ltd. (Class A)	478,988
		1,772,260

	Investment Banks/Brokers
67,000	Hong Kong Exchanges & Clearing Ltd.	167,216

	Major Banks
94,222	Bank of East Asia, Ltd. (The)	281,097
171,500	BOC Hong Kong (Holdings) Ltd.	315,847
46,000	Hang Seng Bank Ltd.	622,609
		1,219,553

	Major Telecommunications
201,611	PCCW Ltd	113,838

	Marine Shipping
213,000	China Shipping Container Lines Company Ltd.*	85,484

	Miscellaneous Manufacturing
95,500	Johnson Electric Holdings Ltd.	91,640

	Oil Refining/Marketing
72,000	Sinopec Zhenhai Refining & Chemical Co., Ltd.	73,954

	Other Transportation
144,000	Zhejiang Expressway Co., Ltd.	102,572

	Property - Casualty Insurers
346,000	PICC Property & Casualty Company Ltd.*	114,427

	Publishing: Newspapers
24,000	SCMP Group Ltd.	11,085

	Railroads
91,472	MTR Corp., Ltd.	143,786

	Real Estate Development
98,000	Cheung Kong (Holdings) Ltd.	899,457
79,000	Hang Lung Properties Ltd.	118,638
44,000	Henderson Land Development Co., Ltd.	209,025
15,443	Hysan Development Co., Ltd.	29,530
64,196	Sino Land Co., Ltd.	57,288
86,000	Sun Hung Kai Properties Ltd.	797,501
		2,111,439

	Tools/Hardware
59,000	Techtronic Industries Co., Ltd.	132,079

	Wholesale Distributors
104,000	Li & Fung Ltd.	171,578

	Total Hong Kong	9,346,212

	Ireland ‡ (0.6%)
	Construction Materials
12,892	CRH Plc.	341,555

	Financial Conglomerates
2,000	Irish Life & Permanent PLC	35,823

	Industrial Conglomerates
2,150	DCC Plc.	48,578

	Major Banks
48,178	Allied Irish Banks PLC	957,324
56,372	Bank of Ireland	890,692
		1,848,016

	Pharmaceuticals: Other
16,100	Elan Corporation PLC*	426,465

	Publishing: Newspapers
21,900	Independent News & Media PLC	62,786

	Wholesale Distributors
4,250	Grafton Group PLC (Units)*	51,895

	Total Ireland	2,815,118

	Italy ‡ (2.5%)
	Aerospace & Defense
87,085	Finmeccanica SpA	81,418

	Apparel/Footwear
1,582	Benetton Group SpA	20,644

	Broadcasting
20,223	Mediaset SpA	281,793

	Commercial Printing/Forms
109,717	Seat Pagine Gialle SpA	47,919

	Construction Materials
1,767	Italcementi SpA	29,863

	Electric Utilities
65,980	Enel SpA	619,746

	Financial Conglomerates
2,989	Banca Fideuram SpA	16,273
53,638	Pirelli & C. SpA	76,274
		92,547

	Integrated Oil
120,018	ENI SpA	2,920,577

	Investment Banks/Brokers
4,683	Mediobanca SpA	79,519

	Life/Health Insurance
5,636	Alleanza Assicurazioni SpA	76,242
8,121	Assicurazioni Generali SpA	268,754
2,246	Mediolanum SpA	16,621
		361,617

	Major Banks
127,353	Banca Intesa SpA	591,293
7,450	Banca Intesa SpA - RNC	30,737
5,524	Banca Monte dei Paschi di Siena SpA	17,821
11,535	Banca Nazionale del Lavoro SpA*	31,015
61,170	SanPaolo IMI SpA	853,212
158,005	UniCredito Italiano SpA	868,896
		2,392,974

	Major Telecommunications
457,034	Telecom Italia SpA	1,811,007
277,497	Telecom Italia SpA - RNC	889,622
		2,700,629

	Motor Vehicles
14,779	Fiat SpA*	122,514

	Multi-Line Insurance
2,833	Riunione Adriatica di Sicurta SpA	63,928

	Oil & Gas Pipelines
11,337	Snam Rete Gas SpA	67,258

	Regional Banks
2,130	Banca Popolare di Milano Scrl	18,832
12,764	Banco Popolare di Verona e Novara Scrl	245,003
		263,835

	Restaurants
2,053	Autogrill SpA*	32,712

	Specialty Telecommunications
3,531	Tiscali SpA*	11,911

	Wireless Telecommunications
193,673	Telecom Italia Mobile SpA (T.I.M.)	1,347,952

	Total Italy	11,539,356

	Japan ‡ (23.9%)
	Advertising/Marketing Services
2,650	Asatsu - DK Inc.	77,025

	Agricultural Commodities/Milling
10,000	Nisshin Seifun Group Inc.	112,000

	Air Freight/Couriers
56,500	Nippon Express Co., Ltd.	275,856
18,035	Yamato Transport Co., Ltd.	269,399
		545,255

	Airlines
59,000	Japan Airlines Corp.*	175,933

	Apparel/Footwear
11,546	Onward Kashiyama Co., Ltd.	177,800
5,000	Wacoal Corp.	55,370
		233,170

	Apparel/Footwear Retail
5,400	Fast Retailing Co., Ltd.	367,894
1,700	Shimamura Co., Ltd.	122,766
2,300	World Co., Ltd.	83,670
		574,330

	Auto Parts: O.E.M.
41,200	Denso Corporation	1,066,521
15,059	NGK Spark Plug Co., Ltd.	151,680
2,000	Sanden Corp.	11,869
2,900	Stanley Electric Co., Ltd.	44,295
800	Toyoda Gosei Co., Ltd.	15,833
6,550	Toyota Industries Corp.	158,652
		1,448,850

	Automotive Aftermarket
57,000	Bridgestone Corp.	1,116,416

	Beverages: Alcoholic
25,800	Asahi Breweries, Ltd.	322,007
59,051	Kirin Brewery Co., Ltd.	596,181
14,000	Sapporo Holdings, Ltd.	64,759
9,000	Takara Holdings Inc.	77,012
		1,059,959

	Beverages: Non-Alcoholic
1,100	Coca-Cola West Japan Co., Ltd.	26,112
1,500	ITO EN, Ltd.	79,217
		105,329

	Broadcasting
27	Fuji Television Network, Inc.	59,112
7,300	Tokyo Broadcasting System, Inc.	121,563
		180,675

	Building Products
13,462	JS Group Corp.	245,143
25,000	Nippon Sheet Glass Company, Ltd.	108,218
30,500	Toto Ltd.	277,223
		630,584

	Chemicals: Agricultural
9,500	Nissan Chemical Industries, Ltd.	79,767

	Chemicals: Major Diversified
76,000	Asahi Kasei Corp.	374,816
18,000	Ishihara Sangyo Kaisha, Ltd.	41,706
107,500	Mitsubishi Chemical Corp.	341,780
		758,302

	Chemicals: Specialty
12,000	Daicel Chemical Industries, Ltd.	64,343
45,588	Dainippon Ink & Chemicals, Inc.	114,457
30,546	Denki Kagaku Kogyo Kabushiki Kaisha	102,373
10,008	JSR Corp.	212,624
17,000	Kaneka Corp.	188,951
23,056	Kuraray Co., Ltd.	211,855
36,599	Mitsubishi Rayon Co., Ltd.	126,496
33,500	Mitsui Chemicals, Inc.	193,204
25,097	Shin-Etsu Chemical Co., Ltd.	991,171
16,000	Showa Denko K.K.	38,173
11,000	Sumitomo Bakelite Co., Ltd.	69,197
84,000	Sumitomo Chemical Co., Ltd.	434,921
33,500	Tosoh Corp.	153,622
		2,901,387

	Commercial Printing/Forms
28,000	Dai Nippon Printing Co., Ltd.	440,355
28,000	Toppan Printing Co., Ltd.	300,028
		740,383

	Computer Processing Hardware
111,000	Fujitsu Ltd.	646,119

	Construction Materials
13,000	Taiheiyo Cement Corp.	34,065

	Containers/Packaging
12,417	Toyo Seikan Kaisha, Ltd.	240,083

	Department Stores
19,000	Daimaru, Inc. (The)	165,948
6,000	Hankyu Department Stores, Inc.	45,160
12,814	Isetan Co., Ltd.	151,555
26,107	Marui Co., Ltd.	347,754
26,716	Mitsukoshi, Ltd.	135,819
25,040	Takashimaya Co., Ltd.	239,744
		1,085,980

	Electric Utilities
10,700	Chubu Electric Power Co.	252,988
32,300	Kansai Electric Power Co., Inc. (The)	626,568
6,200	Kyushu Electric Power Co., Inc.	122,647
17,600	Tohoku Electric Power Co., Inc.	312,821
48,200	Tokyo Electric Power Co., Inc.	1,149,262
		2,464,286

	Electrical Products
14,000	Fujikura Ltd.	62,546
37,500	Furukawa Electric Co., Ltd.*	201,787
1,900	Mabuchi Motor Co., Ltd.	129,922
12,000	Matsushita Electric Works, Ltd.	106,681
25,560	NGK Insulators, Ltd.	258,689
2,804	Nidec Corp.	315,034
37,000	Sumitomo Electric Industries, Ltd.	404,429
1,000	Ushio Inc.	20,314
		1,499,402

	Electronic Components
11,000	Alps Electric Co. Ltd.	150,085
17,500	Citizen Watch Co., Ltd.	159,002
2,000	Hirose Electric Co., Ltd.	211,587
6,500	Hoya Corp.	667,744
14,400	Murata Manufacturing Co., Ltd.	749,601
5,000	Taiyo Yuden Co., Ltd.	52,800
7,652	TDK Corp.	533,846
		2,524,665

	Electronic Equipment/Instruments
50,904	Canon, Inc.	2,644,748
24,500	Casio Computer Co., Ltd.	341,806
1,947	Keyence Corp.	445,667
28,030	Konica Minolta Holdings, Inc.	351,740
10,100	Kyocera Corp.	724,839
128,500	Matsushita Electric Industrial Co., Ltd.	1,913,759
116,552	Mitsubishi Electric Corp.	572,303
101,500	NEC Corp.	579,824
37,000	OKi Electric Industry Co., Ltd.*	163,507
13,504	Omron Corp.	325,841
41,432	Ricoh Co., Ltd.	729,815
108,000	Sanyo Electric Co. Ltd.	352,003
6,200	Seiko Epson Corp.	256,963
179,026	Toshiba Corp.	722,080
14,000	Yokogawa Electric Corp.	185,601
		10,310,496

	Electronic Production Equipment
4,650	Advantest Corp.	389,033
19,000	Nikon Corp.	248,356
11,400	Tokyo Electron Ltd.	662,383
		1,299,772

	Electronics/Appliance Stores
7,200	Yamada Denki Co., Ltd.	302,383

	Electronics/Appliances
27,000	Fuji Photo Film Co., Ltd.	978,601
11,004	Pioneer Corp.	182,896
53,500	Sharp Corp.	819,779
45,296	Sony Corp.	1,677,017
		3,658,293

	Engineering & Construction
11,546	JGC Corp.	110,921
70,000	Kajima Corp.	308,788
42,571	Obayashi Corp.	271,955
54,000	Shimizu Corporation	267,895
39,000	Taisei Corp.	151,754
		1,111,313

	Finance/Rental/Leasing
4,300	Acom Co., Ltd.	302,258
1,300	Aeon Credit Service Co., Ltd.	91,188
2,550	Aiful Corp.	288,789
8,200	Credit Saison Co., Ltd.	277,613
4,800	Orix Corp.	632,599
5,300	Promise Co., Ltd.	371,903
3,830	Takefuji Corp.	268,469
		2,232,819

	Financial Conglomerates
439	Mizuho Financial Group, Inc.	2,118,981

	Food Retail
27,603	Aeon Co., Ltd.	463,624
4,252	FamilyMart Co., Ltd.	136,767
19,507	Ito-Yokado Co., Ltd.	778,953
3,703	Lawson, Inc.	143,415
23,000	Seven - Eleven Japan Co., Ltd.	695,260
		2,218,019

	Food: Meat/Fish/Dairy
13,000	Meiji Dairies Corp.	79,364
13,000	Nippon Meat Packers, Inc.	176,215
7,000	Yakult Honsha Co., Ltd.	125,040
		380,619

	Food: Specialty/Candy
42,000	Ajinomoto Co., Inc.	507,913
900	House Foods Corp.	13,147
8,500	Kikkoman Corp.	85,063
16,000	Meiji Seika Kaisha Ltd.	74,493
5,150	Nissin Food Products Co., Ltd.	137,018
7,000	Yamazaki Baking Co., Ltd.	66,711
		884,345

	Gas Distributors
84,000	Osaka Gas Co., Ltd.	253,646
95,000	Tokyo Gas Co., Ltd.	391,997
		645,643

	Home Building
7,006	Daito Trust Construction Co., Ltd.	324,028
37,000	Daiwa House Industry Co., Ltd.	427,635
22,572	Sekisui Chemical Co., Ltd.	175,960
42,046	Sekisui House, Ltd.	487,101
		1,414,724

	Household/Personal Care
34,000	Kao Corp.	791,173
23,000	Shiseido Company, Ltd.	320,152
2,700	Uni-Charm Corp.	121,544
		1,232,869

	Industrial Conglomerates
201,000	Hitachi, Ltd.	1,341,823
58,000	Kawasaki Heavy Industries, Ltd.	95,570
		1,437,393

	Industrial Machinery
18,053	Amada Co., Ltd.	105,985
9,400	Daikin Industries Ltd.	252,366
10,650	Fanuc Ltd.	716,627
63,530	Ishikawajima-Harima Heavy Industries Co., Ltd.	92,996
201,550	Mitsubishi Heavy Industries, Ltd.	546,875
3,805	SMC Corporation	443,285
1,800	THK Co., Ltd.	35,796
		2,193,930

	Industrial Specialties
70,500	Asahi Glass Company, Ltd.	743,629
12,400	Nitto Denko Corp.	659,565
		1,403,194

	Information Technology Services
5,900	CSK Corp.	269,236
2,700	Itochu Techno-Science Corp.	105,632
40	Net One Systems Co., Ltd.	157,375
1,700	Nomura Research Institute, Ltd.	168,351
104	NTT Data Corp.	357,318
15,800	Softbank Corp.	745,016
3,200	TIS Inc.	141,492
		1,944,420

	Internet Software/Services
124	Yahoo Japan Corp.*	628,711

	Investment Banks/Brokers
206,000	Daiwa Securities Group Inc.	1,390,997
71,000	Nikko Cordial Corp.	335,333
122,550	Nomura Holdings, Inc.	1,620,935
		3,347,265

	Major Banks
76,000	Bank of Yokohama Ltd. (The)	479,360
45,000	Chiba Bank, Ltd. (The)	297,426
44,000	Joyo Bank, Ltd. (The)	230,366
228	Mitsubishi Tokyo Financial Group, Inc.	2,163,340
52,123	Mitsui Trust Holdings, Inc.	552,919
288,000	Resona Holdings, Inc.*	586,866
34,000	SHINSEI BANK LTD	205,736
36,000	Shizuoka Bank, Ltd. (The)	363,545
183	Sumitomo Mitsui Financial Group, Inc.	1,283,871
77,081	Sumitomo Trust & Banking Co., Ltd. (The)	521,684
228	UFJ Holdings, Inc.*	1,364,387
		8,049,500

	Major Telecommunications
414	Nippon Telegraph & Telephone Corp.	1,740,818

	Marine Shipping
3,000	Kamigumi Co. Ltd.	24,482
5,000	Kawasaki Kisen Kaisha, Ltd.	33,820
8,000	Mitsui O.S.K. Lines, Ltd.	49,806
71,015	Nippon Yusen Kabushiki Kaisha	393,101
		501,209

	Medical Specialties
9,400	Olympus Corp.	195,498
12,850	Terumo Corp.	370,694
		566,192

	Metal Fabrications
22,000	Minebea Co., Ltd.	95,807
113,000	Mitsubishi Materials Corp.	256,770
67,604	Mitsui Mining & Smelting Co., Ltd.	318,444
44,553	NSK Ltd.	231,337
27,551	NTN Corp.	156,457
		1,058,815

	Miscellaneous Commercial Services
700	OBIC Co., Ltd.	142,763
9,485	Secom Co., Ltd.	378,076
2,500	USS Co. Ltd.	206,500
		727,339

	Miscellaneous Manufacturing
23,527	Ebara Corp.	108,729
5,400	Kurita Water Industries Ltd.	81,680
6,500	Takuma Co., Ltd.	51,412
		241,821

	Motor Vehicles
57,109	Honda Motor Co., Ltd.	2,995,274
170,305	Nissan Motor Co., Ltd.	1,808,562
165,555	Toyota Motor Corp.	6,466,999
2,000	Yamaha Motor Co., Ltd.	32,834
		11,303,669

	Movies/Entertainment
1,200	Namco Ltd.	15,271
3,600	Oriental Land Co. Ltd.	245,781
5,550	TOHO Co., Ltd.	88,643
		349,695

	Office Equipment/Supplies
5,200	Kokuyo Co., Ltd.	64,974

	Oil & Gas Production
11,000	Teikoku Oil Co., Ltd.	69,279

	Oil Refining/Marketing
99,000	Nippon Oil Corp.	681,003
12,800	Showa Shell Sekiyu K.K.	116,737
8,000	TonenGeneral Sekiyu K.K.	74,275
		872,015

	Other Consumer Services
3,754	Benesse Corp.	134,110

	Other Metals/Minerals
34,095	Dowa Mining Co., Ltd.	234,832
21,000	Nippon Mining Holdings, Inc.	106,380
64,500	Sumitomo Metal Mining Co., Ltd.	443,416
		784,628

	Other Transportation
6,000	Mitsubishi Logistics Corp.	64,328

	Packaged Software
3,050	Oracle Corp.	152,450
7,200	Trend Micro Inc.	322,459
		474,909

	Personnel Services
2,100	Meitec Corp.	77,630

	Pharmaceuticals: Major
24,905	Sankyo Co., Ltd.	552,658
59,000	Takeda Pharmaceutical Co., Ltd.	2,803,235
		3,355,893

	Pharmaceuticals: Other
13,806	Chugai Pharmaceutical Co., Ltd.	217,305
16,103	Daiichi Pharmaceutical Co., Ltd.	372,508
16,203	Eisai Co., Ltd.	524,370
12,200	Fujisawa Pharmaceutical Co., Ltd	313,484
32	Kyowa Hakko Kogyo Co., Ltd	246
20,181	Shionogi & Co., Ltd.	254,744
9,959	Taisho Pharmaceutical Co., Ltd.	208,548
20,000	Yamanouchi Pharmaceutical Co., Ltd.	725,535
		2,616,740

	Property - Casualty Insurers
106	Millea Holdings, Inc.	1,466,587
151,000	Mitsui Sumitomo Insurance Co., Ltd.	1,324,939
55,000	Sompo Japan Insurance Inc.	539,811
		3,331,337

	Pulp & Paper
61	Nippon Paper Group, Inc.	262,754
69,000	Oji Paper Co. Ltd.	388,153
		650,907

	Railroads
88	Central Japan Railway Co.	711,741
211	East Japan Railway Co.	1,136,534
26,500	Keihin Electric Express Railway Co., Ltd.	166,214
15,000	Keio Electric Railway Co., Ltd.	89,222
103,550	Kintetsu Corp.	341,796
57,500	Tobu Railway Co., Ltd.	226,598
64,000	Tokyu Corp.	352,845
28	West Japan Railway Co.	110,509
		3,135,459

	Real Estate Development
95,000	Mitsubishi Estate Co., Ltd.	1,196,584
82,500	Mitsui Fudosan Co., Ltd.	1,026,231
31,500	Sumitomo Realty & Development Co., Ltd.	440,967
		2,663,782

	Real Estate Investment Trusts
23	Japan Real Estate Investment Corp.	195,300
22	Nippon Building Fund Inc.	185,096
		380,396

	Recreational Products
6,900	Konami Corp.	153,713
6,808	Nintendo Co., Ltd.	769,529
6,450	Shimano, Inc.	178,066
7,900	Yamaha Corp.	120,233
		1,221,541

	Regional Banks
21,000	77 Bank, Ltd. (The)	151,748
34,000	Bank of Fukuoka, Ltd. (The)	216,775
61,000	Hokuhoku Financial Group	164,530
		533,053

	Restaurants
8,807	Skylark Co., Ltd.	149,561

	Semiconductors
2,000	NEC Electronics Corp.	100,954
6,605	Rohm Co., Ltd.	601,622
		702,576

	Specialty Stores
4,300	Shimachu Co., Ltd.	104,735
10,000	UNY Co., Ltd.	117,326
		222,061

	Steel
30,800	JFE Holdings, Inc.	849,383
159,000	Kobe Steel Ltd.	252,499
410,108	Nippon Steel Corp.	994,794
242,000	Sumitomo Metal Industries, Ltd.	363,462
		2,460,138

	Telecommunication Equipment
4,000	Uniden Corp.	76,535

	Textiles
6,571	Nisshinbo Industries, Inc.	52,151
53,608	Teijin Ltd.	222,097
75,000	Toray Industries, Inc.	348,757
		623,005

	Tobacco
59	Japan Tobacco, Inc.	626,380

	Trucks/Construction/Farm Machinery
64,500	Komatsu Ltd.	477,676
87,000	Kubota Corp.	463,998
		941,674

	Wholesale Distributors
74,051	Itochu Corp.*	349,371
73,550	Marubeni Corporation	214,635
67,000	Mitsubishi Corp.	786,880
30,000	Mitsui & Co., Ltd.	277,839
50,000	Sumitomo Corporation	429,091
		2,057,816

	Wireless Telecommunications
541	NTT DoCoMo, Inc.	941,052

	Total Japan	111,769,991

	Luxembourg ‡ (0.1%)
	Steel
12,690	Arcelor	283,323

	Malaysia ‡ (0.8%)
	Agricultural Commodities/Milling
60,000	IOI Corporation Berhad	146,839
31,400	Kuala Lumpur Kepong Berhad	56,192
		203,031

	Building Products
6,600	O.Y.L. Industries Berhad	62,518

	Cable/Satellite TV
87,700	Astro All Asia Networks PLC*	126,941

	Casino/Gaming
63,300	Berjaya Sports Toto Berhad	67,329
30,400	Genting Berhad	160,160
53,400	Magnum Corporation Berhad	32,320
22,100	Tanjong PLC	84,909
		344,718

	Electric Utilities
51,000	Malakoff Berhad	100,691
74,000	Tenaga Nasional Berhad	208,410
70,000	YTL Corp. Berhad	103,182
		412,283

	Engineering & Construction
36,000	Gamuda Berhad	52,125

	Financial Conglomerates
119,000	AMMB Holdings Berhad	102,788

	Food: Major Diversified
9,000	Nestle (Malaysia) Berhad	56,381

	Hotels/Resorts/Cruiselines
39,800	Resorts World Berhad	105,819

	Major Banks
144,100	Malayan Banking Berhad	466,724

	Major Telecommunications
72,000	Telekom Malaysia Berhad	208,513

	Marine Shipping
46,100	Malaysian International Shipping Berhad	186,965

	Motor Vehicles
22,000	Proton Holdings Berhad	49,246

	Oil & Gas Pipelines
12,000	Petronas Gas Berhad	22,268

	Other Transportation
139,000	Plus Expressways Berhad	100,631

	Real Estate Development
64,500	SP Setia Berhad	74,864

	Regional Banks
114,000	Commerce Asset-Holding Berhad	143,407
60,600	Hong Leong Bank Berhad	87,767
84,000	Public Bank Berhad	178,036
112,000	RHB Capital Berhad	72,217
		481,427

	Tobacco
13,400	British American Tobacco Berhad	167,518

	Wholesale Distributors
116,700	Sime Darby Berhad	196,621

	Wireless Telecommunications
61,000	Maxis Communications Berhad	152,524

	Total Malaysia	3,573,905

	Netherlands ‡ (4.7%)
	Aerospace & Defense
13,254	European Aeronautic Defense and Space Co.*	405,337

	Air Freight/Couriers
31,573	TPG N.V.	865,729

	Beverages: Alcoholic
31,110	Heineken NV	1,064,604

	Chemicals: Specialty
2,284	DSM N.V.	141,845

	Electronic Equipment/Instruments
4,702	Oce N.V.	72,004

	Electronic Production Equipment
24,266	ASML Holding NV*	396,059

	Financial Conglomerates
93,722	ING Groep NV (Share Certificates)	2,702,723

	Food: Major Diversified
30,276	Unilever NV (Share Certificates)	1,971,896

	Industrial Conglomerates
68,574	Koninklijke (Royal) Philips Electronics NV	1,787,079

	Industrial Specialties
12,669	Akzo Nobel NV	528,807

	Integrated Oil
111,681	Royal Dutch Petroleum Co.	6,484,875

	Investment Banks/Brokers
5,529	Euronext NV	176,161

	Life/Health Insurance
77,116	Aegon NV	1,046,571

	Major Banks
87,002	ABN AMRO Holding NV	2,354,292

	Major Telecommunications
92,021	Koninklijke (Royal) KPN NV	882,767

	Personnel Services
10,370	Vedior NV (Share Certificates)	183,940

	Publishing: Books/Magazines
24,170	Reed Elsevier NV	326,034
9,769	VNU NV	285,308
11,976	Wolters Kluwer NV (Share Certificates)	215,839
		827,181

	Semiconductors
12,758	STMicroelectronics NV	212,718

	Wholesale Distributors
5,168	Hagemeyer NV*	12,497

	Total Netherlands	22,117,085

	New Zealand ‡ (0.0%)
	Forest Products
47,022	Carter Holt Harvey Ltd.	72,853

	Major Telecommunications
23,290	Telecom Corporation of New Zealand Ltd.	102,069

	Total New Zealand	174,922

	Norway ‡ (0.4%)
	Chemicals: Agricultural
10,967	Yara International ASA*	129,313

	Financial Conglomerates
14,953	DNB NOR ASA	136,835

	Food: Specialty/Candy
11,900	Orkla ASA	388,556

	Industrial Conglomerates
8,467	Norsk Hydro ASA	645,716

	Integrated Oil
14,200	Statoil ASA	217,291

	Major Telecommunications
8,200	Telenor ASA	75,357

	Miscellaneous Manufacturing
6,715	Tomra Systems ASA	35,129

	Pulp & Paper
6,700	Norske Skogindustrier ASA	131,028

	Telecommunication Equipment
1,300	Tandberg ASA	14,038

	Total Norway	1,773,263

	Portugal ‡ (0.3%)
	Cable/Satellite TV
1,829	PT Multimedia Servieos de Telecomunicacoes e Multimedia SGPS S.A.	47,739

	Electric Utilities
43,649	Energias de Portugal, S.A.	128,484

	Major Telecommunications
60,523	Portugal Telecom, SGPS, S.A. (Registered Shares)	748,455

	Regional Banks
102,901	Banco Comercial Portugues, S.A.	284,140

	Total Portugal	1,208,818

	Russia (0.4%)
	Electric Utilities
4,900	RAO Unified Energy System (Sponsored ADR)	142,100

	Integrated Oil
7,100	Lukoil (Sponsored ADR)	876,850

	Oil & Gas Pipelines
4,352	OAO Gazprom (Sponsored ADR) (Registered Shares)	152,320

	Oil & Gas Production
4,000	A Tatneft (Sponsored ADR)	127,560
5,600	Surgutneftegaz (Sponsored ADR)	209,300
		336,860

	Other Metals/Minerals
4,500	JSC MMC Norilsk Nickel (ADR)	259,312

	Specialty Telecommunications
7,900	Rostelecom (Sponsored ADR)	85,399

	Total Russia	1,852,841

	Singapore ‡ (1.7%)
	Aerospace & Defense
154,334	Singapore Technologies Engineering Ltd.	226,152

	Air Freight/Couriers
201,000	Singapore Post Ltd.	109,832

	Airlines
61,000	Singapore Airlines Ltd.	436,002

	Beverages: Alcoholic
19,000	Fraser & Neave Ltd.	193,812

	Computer Peripherals
6,843	Creative Technology, Ltd.	93,005

	Electronic Components
26,696	Venture Corp., Ltd.	256,068

	Financial Conglomerates
63,000	Keppel Corp., Ltd.	354,008

	Hotels/Resorts/Cruiselines
8,962	Overseas Union Enterprise Ltd.	42,715

	Investment Banks/Brokers
129,479	Singapore Exchange Ltd.	148,615

	Major Banks
121,393	DBS Group Holdings Ltd.	1,171,030
106,039	Oversea - Chinese Banking Corp., Ltd.	887,314
		2,058,344

	Major Telecommunications
586,633	Singapore Telecommunications Ltd.	912,769

	Marine Shipping
118,000	Neptune Orient Lines Ltd.	244,901

	Other Transportation
216,068	ComfortDelgro Corp. Ltd.	197,824

	Publishing: Newspapers
180,329	Singapore Press Holdings Ltd.	491,147

	Real Estate Development
123,000	Capitaland Ltd.	172,026
72,455	City Developments Ltd.	302,996
53,925	United Overseas Land, Ltd.	71,101
		546,123

	Real Estate Investment Trusts
75,000	Ascendas Real Estate Investment Trust	90,181
68,700	Capitamall Trust	84,245
		174,426

	Regional Banks
131,489	United Overseas Bank, Ltd.	1,116,209

	Semiconductors
134,000	Chartered Semiconductor Manufacturing Ltd.*	83,867

	Trucks/Construction/Farm Machinery
105,353	SembCorp Industries Ltd.	119,260

	Total Singapore	7,805,079

	Spain ‡ (4.3%)
	Broadcasting
580	Antena 3 Television, S.A.*	44,379

	Electric Utilities
40,068	Endesa S.A.	912,146
32,852	Iberdrola S.A.	813,572
8,476	Union Fenosa, S.A.	228,374
		1,954,092

	Engineering & Construction
23,103	ACS Actividades de Construccion y Servicios S.A.	578,864
5,107	Grupo Ferrovial, S.A.	305,406
		884,270

	Gas Distributors
72,107	Gas Natural SDG, S.A.	2,084,300

	Information Technology Services
2,821	Indra Sistemas S.A.	48,199

	Integrated Oil
51,430	Repsol YPF, S.A.	1,313,815

	Major Banks
133,951	Banco Bilbao Vizcaya Argentaria, S.A.	2,256,392
187,614	Banco Santander Central Hispano, S.A.	2,223,620
		4,480,012

	Major Telecommunications
384,020	Telefonica S.A.	6,990,563

	Miscellaneous Commercial Services
33,396	Amadeus Global Travel Distribution S.A. (A Shares)	314,660

	Other Transportation
17,721	Abertis Infraestructuras, S.A.	401,635

	Real Estate Development
9,989	Sacyr Vallehermoso S.A.	159,551

	Regional Banks
7,436	Banco Popular Espanol S.A.	493,273

	Steel
4,872	Acerinox S.A.	74,156

	Tobacco
13,717	Altadis, S.A.	598,528

	Water Utilities
9,345	Sociedad General de Aguas de Barcelona, S.A.	198,247

	Total Spain	20,039,680

	Sweden ‡ (2.5%)
	Advertising/Marketing Services
9,200	Eniro AB	91,794

	Apparel/Footwear Retail
37,700	Hennes & Mauritz AB (B Shares)	1,243,512

	Broadcasting
2,900	Modern Times Group MTG AB (B Shares)*	77,178

	Electronics/Appliances
30,400	Electrolux AB (Series B)	646,906

	Engineering & Construction
48,480	Skanska AB (B Shares)	561,880

	Household/Personal Care
12,086	Svenska Cellulosa AB (B Shares)	462,402

	Industrial Machinery
1,350	Alfa Laval AB	21,626
15,700	Assa Abloy AB (B Shares)	248,209
4,320	Atlas Copco AB (A Shares)	201,245
69	Atlas Copco AB (B Shares)	2,972
11,109	Sandvik AB	452,863
		926,915

	Information Technology Services
15,675	WM-Data AB (B Shares)	33,881

	Life/Health Insurance
19,662	Skandia Forsakrings AB	101,888

	Major Banks
25,500	Skandinaviska Enskilda Banken AB	453,517
41,500	Svenska Handelsbanken AB (A Shares)	981,402
		1,434,919

	Major Telecommunications
5,185	Tele2 AB (B Shares)*	177,407
115,848	TeliaSonera AB	656,800
		834,207

	Medical Specialties
7,600	Getinge AB (B Shares)	98,958

	Metal Fabrications
6,727	SKF AB (B Shares)	309,521

	Miscellaneous Commercial Services
43,200	Securitas AB (B Shares)	681,736

	Pulp & Paper
5,550	Holmen AB (B Shares)	184,814

	Regional Banks
148,484	Nordea Bank AB	1,375,395

	Steel
1,600	SSAB Svenskt Stal AB (Series A)	38,222

	Telecommunication Equipment
566,552	Telefonaktiebolaget LM Ericsson (B Shares)*	1,663,535

	Tobacco
25,600	Swedish Match AB	307,457

	Trucks/Construction/Farm Machinery
4,157	Volvo AB (A Shares)	162,370
10,430	Volvo AB (B Shares)	423,088
		585,458

	Total Sweden	11,660,578

	Switzerland ‡ (5.0%)
	Biotechnology
490	Serono SA (B Shares)	302,600

	Building Products
45	Geberit AG	33,460
91	Schindler Holding AG	33,043
		66,503

	Chemicals: Agricultural
6,507	Syngenta AG*	698,696

	Chemicals: Specialty
1,918	Ciba Specialty Chemicals AG (Registered Shares)*	138,557
3,629	Clariant AG (Registered Shares)*	59,527
1,110	Lonza Group AG (Registered Shares)	68,195
		266,279

	Computer Peripherals
1,251	Logitech International S.A. (Registered Shares)*	76,795

	Construction Materials
4,155	Holcim Ltd. (Regular Shares)	259,345

	Electronic Equipment/Instruments
329	Kudelski S.A. - Bearer*	12,729

	Financial Conglomerates
49,540	UBS AG (Registered Shares)	4,009,693

	Food: Major Diversified
19,725	Nestle S.A. (Registered Shares)	5,164,729

	Household/Personal Care
259	Givaudan S.A. (Registered Shares)	163,049

	Industrial Conglomerates
22,960	ABB Ltd.*	126,483
38	Sulzer AG (Registered Shares)*	15,095
		141,578

	Major Banks
35,965	Credit Suisse Group*	1,449,155

	Major Telecommunications
847	Swisscom AG (Registered Shares)	319,730

	Medical Specialties
1,220	Nobel Biocare Holding AG (Switzerland)	213,664
550	Straumann Holding AG-Reg	115,989
2,590	Synthes, Inc.*	296,659
		626,312

	Miscellaneous Commercial Services
281	SGS SA	198,569

	Multi-Line Insurance
2,415	Zurich Financial Services AG*	401,999

	Other Consumer Specialties
30,873	Compagnie Financiere Richemont AG (Series A) (Units)+	963,940
899	Swatch Group AG (B Shares)	125,332
928	Swatch Group AG (Registered Shares)	26,058
		1,115,330

	Personnel Services
3,741	Adecco S.A. (Registered Shares)	194,805

	Pharmaceuticals: Major
98,978	Novartis AG (Registered Shares)	4,734,497
29,110	Roche Holding AG	3,098,882
		7,833,379

	Property - Casualty Insurers
3,341	Swiss Re (Registered Shares)	227,826

	Specialty Stores
162	Valora Holding AG	41,186

	Total Switzerland	23,570,287

	Thailand ‡ (1.1%)
	Agricultural Commodities/Milling
561,072	Charoen Pokphand Foods PCL (Alien Shares)	54,128

	Broadcasting
225,000	BEC World PCL (Alien Shares)	98,613

	Construction Materials
25,100	Siam City Cement PCL (Alien Shares)	169,243
42,694	The Siam Cement PCL	281,231
77,200	The Siam Cement PCL (Alien Shares)	536,660
		987,134

	Electric Utilities
43,076	Electricity Generating PCL	92,214

	Electronic Components
79,600	Delta Electronics PCL (Alien Shares)	40,048
48,280	Hana Microelectronics PCL (Alien Shares)	26,419
		66,467

	Finance/Rental/Leasing
160,800	National Finance PCL (Alien Shares)	61,028
96,500	TISCO Finance PCL (Alien Shares)	69,447
		130,475

	Home Building
438,533	Land & Houses PCL	112,590
327,808	Land & Houses PCL (Alien Shares)	90,963
		203,553

	Major Banks
142,500	Kasikornbank PCL*	203,255
213,422	Kasikornbank PCL (Alien Shares)*	321,019
		524,274

	Oil & Gas Production
25,839	PTT Exploration & Production PCL (Alien Shares)	192,988

	Oil Refining/Marketing
186,600	PTT PCL (Alien Shares)	890,415

	Regional Banks
88,500	Bangkok Bank PCL	245,578
170,200	Bangkok Bank PCL (Alien Shares)	512,012
126,200	Siam Commercial Bank PCL (Alien Shares)	162,823
		920,413

	Steel
1,060,000	Sahaviriya Steel Industries PCL (Alien Shares)	81,369

	Telecommunication Equipment
290,100	Shin Corp. PCL (Alien Shares)	327,265

	Wireless Telecommunications
223,800	Advanced Info Service PCL (Alien Shares)	615,218

	Total Thailand	5,184,526

	United Kingdom ‡ (20.1%)
	Advertising/Marketing Services
64,393	Aegis Group PLC	127,220
65,285	WPP Group PLC	710,218
25,279	Yell Group PLC	217,470
		1,054,908

	Aerospace & Defense
163,809	BAE Systems PLC	755,976
2,600	Cobham PLC	65,324
153,739	Rolls-Royce Group PLC*	754,501
		1,575,801

	Air Freight/Couriers
19,337	Exel PLC	291,619

	Airlines
28,648	British Airways PLC*	143,684

	Auto Parts: O.E.M.
45,837	GKN PLC	209,966

	Beverages: Alcoholic
166,956	Diageo PLC	2,273,861

	Broadcasting
240,962	ITV Plc.	529,924

	Cable/Satellite TV
74,743	British Sky Broadcasting Group PLC	795,259

	Casino/Gaming
62,183	Hilton Group PLC	345,543
21,699	William Hill PLC	236,807
		582,350

	Catalog/Specialty Distribution
76,567	GUS PLC	1,387,886

	Chemicals: Major Diversified
55,315	Imperial Chemical Industries PLC	245,937
10,991	Johnson Matthey PLC	206,656
		452,593

	Chemicals: Specialty
23,273	BOC Group PLC	429,755

	Commercial Printing/Forms
35,528	De La Rue PLC	251,016

	Construction Materials
20,979	BPB PLC	204,477
33,476	Hanson PLC	312,097
10,513	RMC Group PLC	167,325
		683,899

	Containers/Packaging
22,446	Rexam PLC	192,271

	Department Stores
159,325	Marks & Spencer Group PLC	1,081,396

	Drugstore Chains
30,080	Boots Group PLC	377,316

	Electric Utilities
173,055	National Grid Transco PLC	1,684,583
41,522	Scottish & Southern Energy PLC	695,294
97,765	Scottish Power PLC	774,771
		3,154,648

	Electronic Equipment/Instruments
81,642	Invensys PLC*	29,970

	Electronics/Appliance Stores
119,160	Dixons Group PLC	355,106
18,192	Kesa Electricals PLC	109,421
		464,527

	Engineering & Construction
12,246	AMEC PLC	72,226
10,062	Balfour Beatty PLC	62,130
		134,356

	Financial Conglomerates
226,968	Lloyds TSB Group PLC	2,120,462

	Financial Publishing/Services
78,875	Reuters Group PLC	591,983

	Food Retail
53,416	Sainsbury (J) PLC	284,697
303,225	Tesco PLC	1,756,756
		2,041,453

	Food: Major Diversified
147,629	Unilever PLC	1,400,165

	Food: Specialty/Candy
100,114	Cadbury Schweppes PLC	896,355
35,138	Tate & Lyle PLC	291,041
		1,187,396

	Gas Distributors
102,369	Centrica PLC	449,416

	Home Building
13,565	Barratt Developments PLC	155,265
11,547	Persimmon PLC	156,365
14,425	Taylor Woodrow PLC	77,816
22,479	Wimpey (George) PLC	177,314
		566,760

	Home Improvement Chains
72,774	Kingfisher PLC	417,861

	Hotels/Resorts/Cruiselines
6,593	Carnival PLC	397,253
26,754	InterContinental Hotels Group PLC	336,328
		733,581

	Household/Personal Care
51,252	Reckitt Benckiser PLC	1,520,966

	Industrial Conglomerates
21,283	Smiths Group PLC	336,717
21,749	Tomkins PLC	110,614
		447,331

	Industrial Machinery
11,498	Fki PLC	27,244

	Industrial Specialties
35,014	Pilkington PLC	78,428

	Information Technology Services
38,188	LogicaCMG PLC	126,837
25,500	Misys PLC	103,410
		230,247

	Integrated Oil
170,276	BG Group PLC	1,157,822
990,817	BP PLC	9,816,440
435,497	Shell Transport & Trading Co. PLC	3,800,811
		14,775,073

	Life/Health Insurance
78,742	Friends Provident PLC	236,407
68,087	Prudential PLC	589,555
		825,962

	Major Banks
265,515	Barclays PLC	2,910,351
132,897	HBOS PLC	2,118,405
533,902	HSBC Holdings PLC	8,851,681
118,318	Royal Bank of Scotland Group PLC	3,916,387
		17,796,824

	Major Telecommunications
444,392	BT Group PLC	1,744,206
110,481	Cable & Wireless PLC	255,422
		1,999,628

	Marine Shipping
43,671	Peninsular & Oriental Steam Navigation Co. (The)	252,765

	Medical Specialties
29,884	Smith & Nephew PLC	292,131

	Miscellaneous Commercial Services
64,147	Brambles Industries PLC	331,042
5,488	Davis Service Group PLC (The)	44,727
29,284	Group 4 Securicor PLC*	73,794
170,364	Hays PLC	398,629
193,028	Rentokil Initial PLC	552,573
48,638	Serco Group PLC	227,774
		1,628,539

	Miscellaneous Manufacturing
17,620	IMI PLC	135,010
28,765	Kidde PLC	89,252
2,230	Novar PLC	7,975
		232,237

	Motor Vehicles
2,453	TI Automotive Ltd.*	0

	Movies/Entertainment
44,067	EMI Group PLC	219,737
26,738	Rank Group PLC	134,905
		354,642

	Multi-Line Insurance
102,866	Aviva PLC	1,229,818
251,633	Legal & General Group PLC	544,853
104,161	Royal & Sun Alliance Insurance Group PLC	168,655
		1,943,326

	Other Metals/Minerals
114,052	BHP Billiton PLC	1,411,170
49,820	Rio Tinto PLC	1,555,571
		2,966,741

	Packaged Software
57,936	Sage Group (The) PLC	215,474

	Personnel Services
70,900	Capita Group PLC	478,312

	Pharmaceuticals: Major
65,934	AstraZeneca PLC	2,476,751
232,823	GlaxoSmithKline PLC	5,165,802
		7,642,553

	Publishing: Books/Magazines
14,183	EMAP Plc	226,903
42,166	Pearson PLC	489,079
65,704	Reed Elsevier PLC	595,946
		1,311,928

	Publishing: Newspapers
16,814	Daily Mail and General Trust	225,177
18,897	United Business Media PLC	192,516
		417,693

	Pulp & Paper
25,654	Bunzl PLC	214,347

	Restaurants
86,081	Compass Group PLC	390,802
13,650	Enterprise Inns PLC	191,553
28,948	Mitchells & Butlers PLC	177,009
14,610	Whitbread PLC	242,033
		1,001,397

	Semiconductors
45,515	ARM Holdings PLC	84,252

	Specialty Stores
9,191	MFI Furniture Group PLC	23,143

	Tobacco
72,440	British American Tobacco PLC	1,253,495
30,600	Imperial Tobacco Group PLC	801,839
		2,055,334

	Water Utilities
28,442	Kelda Group PLC	322,501
24,794	Severn Trent PLC	430,250
		752,751

	Wholesale Distributors
24,166	Electrocomponents PLC	137,390
38,056	Wolseley PLC	788,357
		925,747

	Wireless Telecommunications
3,092,201	Vodafone Group PLC	7,999,011

	Total United Kingdom	94,100,108

	TOTAL COMMON STOCKS (Cost $ 354,256,827)	430,095,284

	PREFERRED STOCKS (1.3%)
	Brazil (1.1%)
	Aerospace & Defense
23,000	Empresa Brasileira de Aeronautica S.A.	182,957

	Beverages: Alcoholic
1,162,000	Companhia de Bebidas das Americas	297,869

	Containers/Packaging
41,000	Klabin SA	77,450

	Electric Utilities
7,996,000	Centrais Electricas Brasileiras S.A. (Class B)	100,647
6,648,000	Companhia Energetica de Minas Gerais	146,980
		247,627

	Food Retail
1,000	Companhia Brasileira de Distribuicao Grupo Pao de Acucar (Sponsored ADR)	22,070

	Food: Meat/Fish/Dairy
33,000	Sadia S.A.	63,602

	Integrated Oil
37,000	Petroleo Brasileiro S.A.	1,322,745

	Major Telecommunications
15,878,000	Brasil Telecom Participacoes S.A.	102,515

	Other Metals/Minerals
39,000	Companhia Vale do Rio Doce (Class A)	987,029

	Pulp & Paper
30,000	Aracruz Celulose S.A. (B Shares)	105,180
5,535	Votorantim Celulose e Papel S.A.	80,592
		185,772

	Regional Banks
12,000	Banco Bradesco S.A.	297,953
2,867	Banco Itau Holding Financeira S.A.	428,435
		726,388

	Specialty Telecommunications
14,194,000	Embratel Participacoes S.A.	22,298
19,113	Tele Norte Leste Participacoes S.A.	276,097
		298,395

	Steel
111,000	Caemi Mineracao e Metalurgia S.A.*	102,502
971,000	Companhia Siderurgica de Tubarao	53,018
10,000	Gerdau S.A.	170,127
7,000	Usinas Siderurgicas de Minas Gerais S.A. (Class A)	143,497
		469,144

	Wireless Telecommunications
16,270,680	Tele Centro Oeste Celular Participacoes S.A.	53,553
28,556,000	Telesp Celular Participacoes S.A.*	70,793
		124,346

	Total Brazil	5,107,909

	Germany ‡ (0.1%)
	Broadcasting
3,613	ProSiebenSat.1 Media AG	66,325

	Household/Personal Care
1,974	Henkel KGaA - Vorzug	177,027

	Motor Vehicles
250	Porsche AG	162,831
3,705	Volkswagen AG	132,450
		295,281

	Total Germany	538,633

	Russia (0.1%)
	Oil & Gas Production
7,900	Surgutneftegaz (Sponsored ADR)	452,473

	Thailand ‡ (0.0%)
	Regional Banks
59,939	Siam Commercial Bank PCL (Conv) (Alien Shares)	76,944

	TOTAL PREFERRED STOCKS (Cost $ 4,194,218)	6,175,959

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENT (5.8%)
	REPURCHASE AGREEMENT
$27,007	Joint repurchase agreement account 2.48%
	due 02/01/05 (dated 1/31/05;
	proceeds $ 27,008,860) (a) (Cost $ 27,007,000)		27,007,000

	TOTAL INVESTMENTS (Cost $ 385,458,045) (b) (c)	99.0%	463,278,243
	OTHER ASSETS IN EXCESS OF LIABILITIES	1.0	4,889,685
	NET ASSETS	100.0%	$468,167,928

ADR	American Depository Receipt.
GDR	Global Depository Receipt.
*	Non-income producing security.
**	Comprised of securities in separate entities that are traded as a single stapled security.
+	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
‡

Securities with total market value equal to $ 428,483,844 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	Securities have been designated as collateral in an amount equal to $ 134,260,727, in connection with open forward foreign currency contracts and open futures contracts.
(c)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $ 93,230,705 and the aggregate gross unrealized depreciation is $ 15,410,507, resulting in net unrealized appreciation of $ 77,820,198.

Morgan Stanley International Fund

Futures Contracts Open at January 31, 2005:

				UNREALIZED
NUMBER OF	LONG/	DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)
30	Short	EURX CAC40 10 EURO Future March/2005	$(1,533,225)	$(10,687)
64	Long	EURX DAX Index Future March/2005	8,901,447	35,773
121	Short	EURX STOXX 50 Future March/2005	(4,718,981)	(49,602)
26	Long	FTSE 100 Index Future March/2005	2,361,207	21,762
53	Long	HANG SENG Index Future February/2005	4,656,686	27,997
37	Long	HANG SENG Index Future February/2005	3,250,894	23,079
42	Long	TOPIX Index Future March/2005	4,625,024	(27,324)
81	Long	TOPIX Index Future March/2005	8,919,689	370,192
190	Long	MSCI Taiwan Index Future February/2005	4,759,500	130,339

		Net unrealized appreciation		$521,529

Forward Foreign Currency Contract Open at January 31, 2005:

					UNREALIZED
CONTRACTS		IN EXCHANGE		DELIVERY	APPRECIATION
TO DELIVER		FOR		DATE	(DEPRECIATION)
	$4,400,000	TWD	139,832,000	2/25/2005	$(16,552)
EUR	46,635,778		$62,053,567	3/16/2005	1,269,426
EUR	718,790		$1,088,912	3/16/2005	23,021
	$7,257,990	EUR	5,444,650	3/16/2005	(161,543)
EUR	3,586,664		$4,773,994	3/16/2005	99,207
	$14,985,372	EUR	11,262,539	3/16/2005	(306,003)
	$15,248,456	EUR	11,456,133	3/16/2005	(316,762)
	$16,599,503	EUR	12,479,704	3/16/2005	(333,707)
	$20,204,308	EUR	15,179,511	3/16/2005	(419,638)
	$1,000,000	EUR	733,999	3/16/2005	(43,321)
EUR	3,584,000		$4,680,270	3/16/2005	8,956
	$2,281,195	GBP	1,225,000	3/16/2005	18,089
	$8,330,805	JPY	870,565,000	3/16/2005	94,017
	$4,655,966	JPY	479,220,000	3/16/2005	(18,353)

		Net unrealized depreciation			$(103,163)

Currency Abbreviations:

GBP	British Pound
EUR	Euro.
JPY	Japanese Yen.
TWD	New Taiwan Dollar

Morgan Stanley International Fund

Summary of Investments   January 31, 2005 (unaudited)

INDUSTRY	VALUE	PERCENT OF NET ASSETS

Major Banks	$61,621,835	13.2%
Integrated Oil	36,004,585	7.7
Repurchase Agreement	27,007,000	5.8
Major Telecommunications	24,332,707	5.2
Pharmaceuticals: Major	22,812,602	4.9
Electric Utilities	15,875,032	3.4
Financial Conglomerates	14,806,461	3.2
Motor Vehicles	14,370,391	3.1
Wireless Telecommunications	11,180,103	2.4
Electronic Equipment/Instruments	10,827,270	2.3
Industrial Conglomerates	10,395,028	2.2
Food: Major Diversified	9,347,421	2.0
Other Metals/Minerals	8,962,304	1.9
Regional Banks	7,586,795	1.6
Multi-Line Insurance	7,105,113	1.5
Food Retail	6,428,961	1.4
Real Estate Development	6,425,196	1.4
Telecommunication Equipment	5,811,571	1.2
Chemicals: Specialty	5,748,884	1.2
Beverages: Alcoholic	5,211,894	1.1
Construction Materials	4,736,081	1.0
Engineering & Construction	4,717,142	1.0
Electronics/Appliances	4,704,398	1.0
Investment Banks/Brokers	4,520,364	1.0
Chemicals: Major Diversified	4,217,177	0.9
Steel	4,104,443	0.9
Property - Casualty Insurers	3,911,426	0.8
Gas Distributors	3,900,053	0.8
Tobacco	3,825,659	0.8
Miscellaneous Commercial Services	3,783,167	0.8
Household/Personal Care	3,750,715	0.8
Wholesale Distributors	3,416,154	0.7
Industrial Machinery	3,407,556	0.7
Pharmaceuticals: Other	3,389,661	0.7
Railroads	3,279,245	0.7
Life/Health Insurance	3,117,528	0.7
Electronic Components	2,875,461	0.6
Oil Refining/Marketing	2,844,179	0.6
Aerospace & Defense	2,737,468	0.6
Information Technology Services	2,695,061	0.6
Publishing: Books/Magazines	2,680,445	0.6
Pulp & Paper	2,668,105	0.6

Building Products	2,585,377	0.6
Department Stores	2,506,065	0.5
Food: Specialty/Candy	2,460,297	0.5
Air Freight/Couriers	2,434,908	0.5
Finance/Rental/Leasing	2,363,294	0.5
Electrical Products	2,340,591	0.5
Auto Parts: O.E.M.	2,217,444	0.5
Home Building	2,185,037	0.5
Apparel/Footwear Retail	2,144,856	0.5
Packaged Software	2,066,464	0.4
Industrial Specialties	2,010,429	0.4
Trucks/Construction/Farm Machinery	1,758,492	0.4
Medical Specialties	1,707,517	0.4
Electronic Production Equipment	1,707,112	0.4
Media Conglomerates	1,656,916	0.4
Automotive Aftermarket	1,595,074	0.3
Broadcasting	1,544,462	0.3
Hotels/Resorts/Cruiselines	1,467,593	0.3
Oil & Gas Production	1,418,962	0.3
Metal Fabrications	1,400,225	0.3
Advertising/Marketing Services	1,397,701	0.3
Catalog/Specialty Distribution	1,387,886	0.3
Marine Shipping	1,381,320	0.3
Other Consumer Specialties	1,314,052	0.3
Other Transportation	1,299,665	0.3
Apparel/Footwear	1,296,468	0.3
Water Utilities	1,236,807	0.3
Recreational Products	1,221,541	0.3
Real Estate Investment Trusts	1,214,628	0.3
Semiconductors	1,211,099	0.3
Restaurants	1,183,670	0.3
Casino/Gaming	1,094,847	0.2
Publishing: Newspapers	1,086,002	0.2
Airlines	1,055,869	0.2
Commercial Printing/Forms	1,039,318	0.2
Cable/Satellite TV	969,939	0.2
Personnel Services	934,687	0.2
Chemicals: Agricultural	907,776	0.2
Containers/Packaging	784,903	0.2
Electronics/Appliance Stores	766,910	0.2
Movies/Entertainment	704,337	0.2
Internet Software/Services	684,601	0.1
Textiles	675,470	0.1
Computer Processing Hardware	646,119	0.1
Miscellaneous Manufacturing	600,827	0.1
Financial Publishing/Services	591,983	0.1
Aluminum	495,446	0.1
Food: Meat/Fish/Dairy	444,221	0.1
Biotechnology	436,836	0.1
Home Improvement Chains	417,861	0.1

Specialty Telecommunications	395,705	0.1
Drugstore Chains	377,316	0.1
Agricultural Commodities/Milling	369,159	0.1
Specialty Stores	368,647	0.1
Medical/Nursing Services	274,325	0.1
Other Consumer Services	267,748	0.1
Precious Metals	247,192	0.1
Oil & Gas Pipelines	241,846	0.1
Beverages: Non-Alcoholic	199,353	0.0
Food Distributors	185,926	0.0
Coal	174,510	0.0
Investment Trusts/Mutual Funds	169,998	0.0
Computer Peripherals	169,800	0.0
Tools/Hardware	132,079	0.0
Medical Distributors	128,501	0.0
Hospital/Nursing Management	96,559	0.0
Forest Products	72,853	0.0
Office Equipment/Supplies	64,974	0.0
Contract Drilling	51,331	0.0
Data Processing Services	48,564	0.0
Oilfield Services/Equipment	45,312	0.0

	$463,278,243	99.0%

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 22, 2005